Voya Government Money Market Fund Expense Example, No Redemption - Voya Government Money Market Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	310
Expense Example, No Redemption, 10 Years	726
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	481
Expense Example, No Redemption, 5 Years	847
Expense Example, No Redemption, 10 Years	1,879
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	141
Expense Example, No Redemption, 5 Years	256
Expense Example, No Redemption, 10 Years	591
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	228
Expense Example, No Redemption, 10 Years	523
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	167
Expense Example, No Redemption, 5 Years	310
Expense Example, No Redemption, 10 Years	$ 726